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REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the management of TruPS Financials Note Securitization 2017-1 Ltd, TruPS Financials Note Securitization 2017-1 LLC and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2017-1 Ltd hereto (the “Issuer”), TruPS Financials Note Securitization 2017-1 LLC (the “Co-Issuer”), EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and Co-Issuer, the “Specified Parties”), solely to assist the Specified Parties with certain procedures described in section 3.1(xiii) of the Indenture expected to be dated March 30, 2017 (the “Indenture”). The Specified Parties are responsible for the completeness, accuracy, and reliability of the information disclosed in the Closing Date Collateral Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed were as follows:

On February 23, 2017, the Collateral Manager, provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Schedule I of the Indenture. The Collateral Manager provided us with periodic updates received up to and including March 9, 2017 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we validated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P

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Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, Grant Thornton LLP performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ
2	Holding Company	Security agreements, S&P Capital IQ
3	Type of Company	S&P Capital IQ
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports, cash flow model
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements, DTC screenshots
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. We noted no unresolved discrepancies between the Closing Date Collateral Data File and the Source Documents.

We were not engaged to and did not conduct an examination or a review of the Closing Date Collateral Data File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

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March 9, 2017

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Appendix A

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Security Number	CUSIP	Holding Company
1	107023AA1	Bremer Financial Corporation
2	29255RAA9	Cadence Bancorp, LLC
3	26999AGG4	E*TRADE Financial Corporation
4	3205889A6	First Independence Corporation
5	33899ABA9	Flagstar Bancorp, Inc.
6	36759WAA4	Xenith Bankshares, Inc.
7	44999ALX4	Independent Bank Group, Inc.
8	46199AGN5	Inwood Bancshares, Inc.
9	76032QAA2	Republic First Bancorp, Inc.
10	82899ADZ9	Silvergate Capital Corporation
11	88299AMK5	Texas Capital Bancshares, Inc.
12	85999ABF7/85999ABU4	Umpqua Holdings Corporation
13	021002AA8	Alpine Banks of Colorado
14	308432AA1	Allegiance Bancshares, Inc.
15	11765VAA1	ANB Corporation
16	05578GAA3	BNCCORP, Inc.
17	59299BBT7	Byline Bancorp, Inc.
18	587374AA7	Mercantile Bank Corporation
19	91379VAA1	Universal Bancorp
20	14387PAA6	Carolina Financial Corporation
21	291230AA8	New York Private Bank & Trust Corporation
22	14986KAA2	Charter Financial Corporation
23	12497JAA1	Charter Financial Corporation
24	WTPT4423178	West Pointe Bancshares, Inc.
25	32115GAA7	First National of Nebraska, Inc.
26	190045AA2	MB Financial, Inc.
27	190045AB0	MB Financial, Inc.
28	588531202	Merchants Financial Group, Inc.
29	886374AA5	United Community Banks, Inc.
30	87224RAA5	TCB Corporation
31	16116VAA6	Charter Bankshares, Inc.
32	47909QAA3	Johnson Financial Group, Inc.
33	830818AA8	Huntington Bancshares Incorporated
34	469249AA4	Ameris Bancorp
35	842234AA4	United Community Banks, Inc.
36	04899ABR3	Atlantic American Corporation
37	74399ANV9	Fosun International Holdings Ltd
38	089991145	IFG Companies
39	51499ACZ9	Lancer Financial Group, Inc
40	514925AA4	Lancer Financial Group, Inc
41	63699ABU4	Main Street America Group Mutual Holdings, Inc
42	74999AZE8	AmTrust Financial Services, Inc.
43	055995DU5	BCS Financial Corporation
44	02567L9F3	American Equity Investment Life Holding Company
45	02099AAA3	Argo Group International Holdings, Ltd.
46	40171X9F5	GuideOne Mutual Insurance Company
47	87299APF5	State National Companies, Inc.

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48	0737109Z0	Beal Financial Corporation
49	3596199Z8	Fulda Bancorporation Inc.
50	6934399Z6	Pacific Mercantile Bancorp
51	7299699Z0	Plumas Bancorp
52	9192999Z2	Valley Bancorp, Inc.
53	78403FAA3	Seacoast Banking Corporation of Florida
54	00082AAA6	German American Bancorp, Inc.
55	230811AA9	Cumberland Valley Financial Corporation
56	320870AA6	First Midwest Bancorp, Inc.
57	US85917WAA09	Sterling Bancorp, Inc.
58	89546QAA4	Tri-County Financial Group, Inc.
59	149350AA8	Catskill Hudson Bancorp, Inc.
60	57190AAA5	Marquis Bancorp, Inc.
61	20727PAD6	Congressional Bancshares, Inc.
62	65499ADF2	Noah Bank
63	70336FAA2	Patriot National Bancorp, Inc.
64	43739YAB9	HomeBancorp, Inc.

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